Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 7 - OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2022

Employees and payroll accruals	$279	$298
Accrued expenses (*)	179	85
Government authorities	-	42
	$458	$425

(*)	Including accrued interest relating to IBI Loan amounted to $8 and $11 as of December 31, 2023 and 2022, respectively. See also Note 13 below.